SCHEDULE OF CARRYING AMOUNTS OF LEASE LIABILITIES RECOGNIZED AND MOVEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 600
Long Term leases	458	$ 600
Current portion of long-term leases	217	190
Non-current portion of long-term leases	241	410
Industrial areas and office facilities [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	600	886
Additions	283
Accretion	(482)	(277)
Accumulated interest	58	68
Exchange rate differences	(1)	(77)
Long Term leases	$ 458	$ 600